Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets

10. Other Non-Current Assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Rental deposits	7,750	5,958
Prepayments for real estate and non-current portion of prepayments to suppliers	11,413	6,732
Others	489	489
Total	19,652	13,179